UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     November 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $169,285 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG     COM             00437P107    10053   861402 SH       SOLE                   861402        0        0
ANWORTH MORTGAGE ASSET CP       COM             037347101     1044   193600 SH       SOLE                   193600        0        0
BROADRIDGE FINL SOLUTIONS IN    COM             11133T103     4939   260616 SH       SOLE                   260616        0        0
CHARLOTTE RUSSE HLDG INC        COM             161048103     1698   116000 SH       SOLE                   116000        0        0
E M C CORP MASS                 COM             268648102    17947   862854 SH       SOLE                   862854        0        0
GENESCO INC                     CALL            371532902     4844   105000 SH  CALL SOLE                        0        0   105000
GENESCO INC                     COM             371532102    11420   247559 SH       SOLE                   247559        0        0
GREENFIELD ONLINE INC           COM             395150105    28226  1850857 SH       SOLE                  1850857        0        0
HARMAN INTL INDS INC            COM             413086109     1402    16200 SH       SOLE                    16200        0        0
INVESTOOLS INC                  COM             46145P103    38387  3170379 SH       SOLE                  3170379        0        0
LEAR CORP                       COM             521865105    10590   329900 SH       SOLE                   329900        0        0
OMNICARE INC                    COM             681904108     9469   285800 SH       SOLE                   285800        0        0
PHARMERICA CORP                 COM             71714F104     8243   552541 SH       SOLE                   552541        0        0
SM&A                            COM             78465D105      886   126621 SH       SOLE                   126621        0        0
STAMPS COM INC                  COM NEW         852857200     1247   104162 SH       SOLE                   104162        0        0
TRX INC                         COM             898452107     1209   584185 SH       SOLE                   584185        0        0
TUESDAY MORNING CORP            COM NEW         899035505     1442   160400 SH       SOLE                   160400        0        0
WAL MART STORES INC             CALL            931142903     4365   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC             COM             931142103     7857   180000 SH       SOLE                   180000        0        0
ZIPREALTY INC                   COM             98974V107     4017   629597 SH       SOLE                   629597        0        0